PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 44.0% of Net Assets

	Aerospace & Defense – 0.5%
29	Axon Enterprise, Inc.(a)	$2,108
92	Boeing Co. (The)	12,974
44	Moog, Inc., Class A	2,177
65	Raytheon Technologies Corp.	4,213
21	Teledyne Technologies, Inc.(a)	6,839

		28,311

	Air Freight & Logistics – 0.4%
212	Expeditors International of Washington, Inc.	15,180
28	FedEx Corp.	3,550
65	United Parcel Service, Inc., Class B	6,153

		24,883

	Airlines – 0.1%
18	Delta Air Lines, Inc.	466
216	Hawaiian Holdings, Inc.	3,111

		3,577

	Auto Components – 0.2%
135	Aptiv PLC	9,389
23	BorgWarner, Inc.	657
206	Delphi Technologies PLC(a)	2,058
39	Visteon Corp.(a)	2,352

		14,456

	Automobiles – 0.3%
738	Fiat Chrysler Automobiles NV	6,354
531	General Motors Co.	11,836
41	Thor Industries, Inc.	2,714

		20,904

	Banks – 2.6%
113	Ameris Bancorp	2,874
202	BancorpSouth Bank	4,422
941	Bank of America Corp.	22,631
441	Cadence BanCorp	2,919
488	Citigroup, Inc.	23,697
261	Citizens Financial Group, Inc.	5,844
162	Columbia Banking System, Inc.	4,372
11	Comerica, Inc.	383
98	Cullen/Frost Bankers, Inc.	7,042
372	Fulton Financial Corp.	4,349
276	Huntington Bancshares, Inc.	2,550
180	International Bancshares Corp.	5,218
429	KeyCorp	4,998
30	M&T Bank Corp.	3,362
696	People’s United Financial, Inc.	8,832
97	PNC Financial Services Group, Inc. (The)	10,347

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
184	Regions Financial Corp.	$1,978
163	TCF Financial Corp.	4,840
165	Truist Financial Corp.	6,158
278	Trustmark Corp.	7,398
391	Wells Fargo & Co.	11,359
74	Wintrust Financial Corp.	3,101
135	Zions Bancorp N.A.	4,267

		152,941

	Beverages – 1.1%
99	Brown-Forman Corp., Class B	6,158
238	Coca-Cola Co. (The)	10,922
104	Constellation Brands, Inc., Class A	17,127
332	Monster Beverage Corp.(a)	20,521
73	PepsiCo, Inc.	9,657

		64,385

	Biotechnology – 1.4%
78	AbbVie, Inc.	6,412
65	Amgen, Inc.	15,549
15	Biogen, Inc.(a)	4,452
85	BioMarin Pharmaceutical, Inc.(a)	7,822
130	Gilead Sciences, Inc.	10,920
26	Ligand Pharmaceuticals, Inc.(a)	2,563
67	Regeneron Pharmaceuticals, Inc.(a)	35,234
6	Vertex Pharmaceuticals, Inc.(a)	1,507

		84,459

	Building Products – 0.3%
218	Johnson Controls International PLC	6,346
28	Lennox International, Inc.	5,227
86	Owens Corning	3,729

		15,302

	Capital Markets – 3.2%
9	Affiliated Managers Group, Inc.	630
15	Ameriprise Financial, Inc.	1,724
545	Bank of New York Mellon Corp. (The)	20,459
18	BlackRock, Inc.	9,037
558	Charles Schwab Corp. (The)	21,048
27	CME Group, Inc.	4,812
54	FactSet Research Systems, Inc.	14,850
128	Franklin Resources, Inc.	2,411
66	Goldman Sachs Group, Inc. (The)	12,106
65	Intercontinental Exchange, Inc.	5,814
70	Invesco Ltd.	603
144	Janus Henderson Group PLC	2,577
154	Legg Mason, Inc.	7,674
78	Moody’s Corp.	19,024
33	MSCI, Inc.	10,791
72	Northern Trust Corp.	5,699

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
59	S&P Global, Inc.	$17,280
180	SEI Investments Co.	9,173
392	State Street Corp.	24,712
9	T. Rowe Price Group, Inc.	1,041

		191,465

	Chemicals – 0.7%
33	DuPont de Nemours, Inc.	1,552
60	Ecolab, Inc.	11,610
78	HB Fuller Co.	2,870
58	Innospec, Inc.	4,206
14	International Flavors & Fragrances, Inc.	1,834
61	Linde PLC	11,223
66	Minerals Technologies, Inc.	2,907
40	Stepan Co.	3,816

		40,018

	Commercial Services & Supplies – 0.3%
78	Healthcare Services Group, Inc.	1,988
42	MSA Safety, Inc.	4,727
58	Tetra Tech, Inc.	4,366
49	Waste Management, Inc.	4,901

		15,982

	Communications Equipment – 0.6%
95	Ciena Corp.(a)	4,394
457	Cisco Systems, Inc.	19,368
9	F5 Networks, Inc.(a)	1,253
51	InterDigital, Inc.	2,946
53	Lumentum Holdings, Inc.(a)	4,288
20	Motorola Solutions, Inc.	2,876

		35,125

	Construction & Engineering – 0.1%
181	AECOM(a)	6,563
224	Fluor Corp.	2,621

		9,184

	Consumer Finance – 0.9%
949	Ally Financial, Inc.	15,554
167	American Express Co.	15,239
316	Capital One Financial Corp.	20,464

		51,257

	Containers & Packaging – 0.2%
102	Ball Corp.	6,690
56	International Paper Co.	1,918
285	O-I Glass, Inc.	2,349

		10,957

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
46	Genuine Parts Co.	$3,647
27	POOL CORP.	5,715

		9,362

	Diversified Consumer Services – 0.1%
119	Service Corp. International	4,372

	Diversified Telecommunication Services – 0.2%
188	AT&T, Inc.	5,728
100	Verizon Communications, Inc.	5,745

		11,473

	Electric Utilities – 0.4%
146	American Electric Power Co., Inc.	12,134
20	Edison International	1,174
38	Eversource Energy	3,067
30	FirstEnergy Corp.	1,238
55	IDACORP, Inc.	5,048
53	PPL Corp.	1,347

		24,008

	Electrical Equipment – 0.2%
21	Acuity Brands, Inc.	1,818
66	Eaton Corp. PLC	5,511
36	Hubbell, Inc.	4,480

		11,809

	Electronic Equipment, Instruments & Components – 0.7%
101	Avnet, Inc.	3,032
43	Belden, Inc.	1,470
103	Cognex Corp.	5,690
23	Coherent, Inc.(a)	2,941
44	Corning, Inc.	969
21	Littelfuse, Inc.	3,050
20	Rogers Corp.(a)	2,221
242	TE Connectivity Ltd.	17,777
128	Trimble, Inc.(a)	4,433
182	Vishay Intertechnology, Inc.	3,019

		44,602

	Energy Equipment & Services – 0.2%
132	Baker Hughes Co.	1,841
109	National Oilwell Varco, Inc.	1,378
346	Schlumberger Ltd.	5,820
67	TechnipFMC PLC	597

		9,636

	Entertainment – 1.0%
42	Activision Blizzard, Inc.	2,677
97	Cinemark Holdings, Inc.	1,385
25	Electronic Arts, Inc.(a)	2,856
64	Netflix, Inc.(a)	26,870

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
31	Take-Two Interactive Software, Inc.(a)	$3,753
191	Walt Disney Co. (The)	20,657

		58,198

	Food & Staples Retailing – 0.3%
125	Kroger Co. (The)	3,951
245	SpartanNash Co.	4,202
33	Sysco Corp.	1,857
122	Walgreens Boots Alliance, Inc.	5,281

		15,291

	Food Products – 0.5%
85	Campbell Soup Co.	4,248
63	General Mills, Inc.	3,773
104	Hain Celestial Group, Inc. (The)(a)	2,687
8	Hershey Co. (The)	1,059
85	Hormel Foods Corp.	3,982
55	Ingredion, Inc.	4,466
18	J.M. Smucker Co. (The)	2,068
71	Kellogg Co.	4,651
9	McCormick & Co., Inc.	1,412
24	Mondelez International, Inc., Class A	1,235

		29,581

	Gas Utilities – 0.3%
113	New Jersey Resources Corp.	3,817
60	ONE Gas, Inc.	4,783
118	South Jersey Industries, Inc.	3,374
136	UGI Corp.	4,104

		16,078

	Health Care Equipment & Supplies – 0.8%
4	Becton Dickinson & Co.	1,010
28	Boston Scientific Corp.(a)	1,049
8	Cooper Cos., Inc. (The)	2,294
20	Danaher Corp.	3,269
19	DENTSPLY SIRONA, Inc.	806
4	Edwards Lifesciences Corp.(a)	870
56	Globus Medical, Inc., Class A(a)	2,658
28	Haemonetics Corp.(a)	3,186
53	Hill-Rom Holdings, Inc.	5,962
30	Hologic, Inc.(a)	1,503
12	Intuitive Surgical, Inc.(a)	6,131
195	Meridian Bioscience, Inc.(a)	2,340
42	Merit Medical Systems, Inc.(a)	1,714
7	STERIS PLC	998
5	Stryker Corp.	932
26	Varian Medical Systems, Inc.(a)	2,974
38	West Pharmaceutical Services, Inc.	7,192

		44,888

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 1.9%
53	Acadia Healthcare Co., Inc.(a)	$1,273
20	Amedisys, Inc.(a)	3,683
9	Anthem, Inc.	2,527
41	BioTelemetry, Inc.(a)	1,915
103	Centene Corp.(a)	6,858
13	Chemed Corp.	5,415
16	Cigna Corp.	3,132
287	CVS Health Corp.	17,665
22	DaVita, Inc.(a)	1,738
53	Encompass Health Corp.	3,511
167	HCA Healthcare, Inc.	18,350
36	Henry Schein, Inc.(a)	1,964
58	Humana, Inc.	22,146
26	Laboratory Corp. of America Holdings(a)	4,276
211	MEDNAX, Inc.(a)	3,064
97	Patterson Cos., Inc.	1,773
42	Quest Diagnostics, Inc.	4,625
37	UnitedHealth Group, Inc.	10,821

		114,736

	Health Care Technology – 0.3%
227	Allscripts Healthcare Solutions, Inc.(a)	1,476
170	Cerner Corp.	11,796
99	HMS Holdings Corp.(a)	2,839

		16,111

	Hotels, Restaurants & Leisure – 1.3%
55	Dine Brands Global, Inc.	2,441
16	Domino’s Pizza, Inc.	5,791
57	Dunkin’ Brands Group, Inc.	3,582
154	Hilton Worldwide Holdings, Inc.	11,659
33	Jack in the Box, Inc.	1,990
36	Marriott Vacations Worldwide Corp.	2,988
11	McDonald’s Corp.	2,063
746	MGM Resorts International	12,555
145	Starbucks Corp.	11,126
203	Wendy’s Co. (The)	4,032
274	Yum China Holdings, Inc.	13,278
60	Yum! Brands, Inc.	5,186

		76,691

	Household Durables – 0.2%
162	KB Home	4,251
122	Meritage Homes Corp.(a)	6,412
219	Taylor Morrison Home Corp.(a)	3,187

		13,850

	Household Products – 0.6%
8	Clorox Co. (The)	1,492
159	Colgate-Palmolive Co.	11,173

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
182	Procter & Gamble Co. (The)	$21,452

		34,117

	Independent Power & Renewable Electricity Producers – 0.2%
106	AES Corp. (The)	1,404
158	Ormat Technologies, Inc.	9,861

		11,265

	Industrial Conglomerates – 0.2%
28	Carlisle Cos., Inc.	3,387
1,467	General Electric Co.	9,976
10	Honeywell International, Inc.	1,419

		14,782

	Insurance – 0.9%
28	Aflac, Inc.	1,043
53	Allstate Corp. (The)	5,391
501	American International Group, Inc.	12,740
24	Brighthouse Financial, Inc.(a)	617
79	Chubb Ltd.	8,533
15	eHealth, Inc.(a)	1,601
93	First American Financial Corp.	4,289
36	Hanover Insurance Group, Inc. (The)	3,614
52	Hartford Financial Services Group, Inc. (The)	1,975
49	Lincoln National Corp.	1,738
34	Marsh & McLennan Cos., Inc.	3,309
101	Prudential Financial, Inc.	6,299
37	Travelers Cos., Inc. (The)	3,745

		54,894

	Interactive Media & Services – 2.2%
16	Alphabet, Inc., Class A(a)	21,547
34	Alphabet, Inc., Class C(a)	45,855
242	Facebook, Inc., Class A(a)	49,540
90	Match Group, Inc.(a)	6,926
297	Pinterest, Inc., Class A(a)	6,136

		130,004

	Internet & Direct Marketing Retail – 1.9%
139	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,171
16	Amazon.com, Inc.(a)	39,584
17	Booking Holdings, Inc.(a)	25,170
450	eBay, Inc.	17,923
71	Etsy, Inc.(a)	4,606

		115,454

	IT Services – 2.2%
106	Automatic Data Processing, Inc.	15,549
86	Cognizant Technology Solutions Corp., Class A	4,990
571	DXC Technology Co.	10,352
17	Fiserv, Inc.(a)	1,752

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
99	Gartner, Inc.(a)	$11,762
22	Global Payments, Inc.	3,652
28	International Business Machines Corp.	3,516
69	MasterCard, Inc., Class A	18,973
31	Paychex, Inc.	2,124
36	PayPal Holdings, Inc.(a)	4,428
280	Sabre Corp.	2,036
11	VeriSign, Inc.(a)	2,304
265	Visa, Inc., Class A	47,361
27	WEX, Inc.(a)	3,573

		132,372

	Leisure Products – 0.0%
138	Callaway Golf Co.	1,976

	Life Sciences Tools & Services – 0.5%
25	Agilent Technologies, Inc.	1,917
27	Illumina, Inc.(a)	8,614
14	IQVIA Holdings, Inc.(a)	1,996
1	Mettler-Toledo International, Inc.(a)	720
77	NeoGenomics, Inc.(a)	2,105
50	Repligen Corp.(a)	5,807
19	Thermo Fisher Scientific, Inc.	6,359
8	Waters Corp.(a)	1,496

		29,014

	Machinery – 1.8%
67	AGCO Corp.	3,540
160	Caterpillar, Inc.	18,621
96	Cummins, Inc.	15,696
125	Deere & Co.	18,132
67	Flowserve Corp.	1,887
10	Illinois Tool Works, Inc.	1,625
94	ITT, Inc.	4,956
114	Kennametal, Inc.	2,920
71	Oshkosh Corp.	4,795
140	Parker-Hannifin Corp.	22,137
20	Proto Labs, Inc.(a)	2,032
100	Terex Corp.	1,519
78	Toro Co. (The)	4,977
20	Xylem, Inc.	1,438

		104,275

	Media – 0.9%
4	Cable One, Inc.	7,651
29	Charter Communications, Inc., Class A(a)	14,362
533	Comcast Corp., Class A	20,057
31	Discovery, Inc., Series C(a)	633
71	Fox Corp., Class A	1,837
46	Interpublic Group of Cos., Inc. (The)	781
98	New York Times Co. (The), Class A	3,187

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
63	Omnicom Group, Inc.	$3,593
75	ViacomCBS, Inc., Class B	1,294

		53,395

	Metals & Mining – 0.3%
163	Commercial Metals Co.	2,598
58	Newmont Corp.	3,450
12	Nucor Corp.	494
69	Reliance Steel & Aluminum Co.	6,181
45	Royal Gold, Inc.	5,514

		18,237

	Multi-Utilities – 0.2%
85	Consolidated Edison, Inc.	6,698
34	DTE Energy Co.	3,527
23	Sempra Energy	2,848
23	WEC Energy Group, Inc.	2,083

		15,156

	Multiline Retail – 0.1%
417	Macy’s, Inc.	2,443
59	Target Corp.	6,475

		8,918

	Oil, Gas & Consumable Fuels – 0.8%
847	Apache Corp.	11,079
76	Concho Resources, Inc.	4,311
113	Devon Energy Corp.	1,409
69	Diamondback Energy, Inc.	3,004
282	EOG Resources, Inc.	13,398
170	EQT Corp.	2,480
465	Marathon Oil Corp.	2,846
184	Noble Energy, Inc.	1,805
92	ONEOK, Inc.	2,754
567	Southwestern Energy Co.(a)	1,831
45	Valero Energy Corp.	2,851
87	World Fuel Services Corp.	2,175

		49,943

	Paper & Forest Products – 0.1%
76	Domtar Corp.	1,775
120	Louisiana-Pacific Corp.	2,400

		4,175

	Personal Products – 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	1,940

	Pharmaceuticals – 1.0%
5	Allergan PLC	937
66	Bristol-Myers Squibb Co.	4,013
87	Catalent, Inc.(a)	6,016
40	Eli Lilly & Co.	6,186

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
93	Merck & Co., Inc.	$7,379
89	Novartis AG, Sponsored ADR	7,541
71	Novo Nordisk A/S, Sponsored ADR	4,496
24	Perrigo Co. PLC	1,279
224	Pfizer, Inc.	8,593
365	Roche Holding AG, Sponsored ADR	15,866

		62,306

	Professional Services – 0.3%
75	Exponent, Inc.	5,275
30	Insperity, Inc.	1,431
74	Korn Ferry	2,134
45	ManpowerGroup, Inc.	3,341
32	Nielsen Holdings PLC	471
22	Verisk Analytics, Inc.	3,362

		16,014

	Real Estate Management & Development – 0.1%
44	CBRE Group, Inc., Class A(a)	1,889
38	Jones Lang LaSalle, Inc.	4,012

		5,901

	REITs - Apartments – 0.3%
138	American Campus Communities, Inc.	4,870
9	AvalonBay Communities, Inc.	1,466
87	Camden Property Trust	7,662
44	Equity Residential	2,863
12	Essex Property Trust, Inc.	2,929
3	Mid-America Apartment Communities, Inc.	336

		20,126

	REITs - Diversified – 0.2%
17	Crown Castle International Corp.	2,710
13	Digital Realty Trust, Inc.	1,944
4	Equinix, Inc.	2,701
129	Weyerhaeuser Co.	2,821

		10,176

	REITs - Health Care – 0.1%
44	Ventas, Inc.	1,423
124	Welltower, Inc.	6,353

		7,776

	REITs - Hotels – 0.1%
155	Host Hotels & Resorts, Inc.	1,908
388	Park Hotels & Resorts, Inc.	3,690

		5,598

	REITs - Office Property – 0.5%
20	Boston Properties, Inc.	1,943
198	Corporate Office Properties Trust	5,231

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
224	Douglas Emmett, Inc.	$6,830
299	Easterly Government Properties, Inc.	8,046
99	Kilroy Realty Corp.	6,164

		28,214

	REITs - Storage – 0.0%
32	Iron Mountain, Inc.	774
6	Public Storage	1,112

		1,886

	REITs - Warehouse/Industrials – 0.1%
63	CyrusOne, Inc.	4,419

	Road & Rail – 0.4%
19	Kansas City Southern	2,480
55	Norfolk Southern Corp.	9,411
64	Ryder System, Inc.	2,266
55	Union Pacific Corp.	8,788

		22,945

	Semiconductors & Semiconductor Equipment – 1.7%
20	Advanced Micro Devices, Inc.(a)	1,048
64	Applied Materials, Inc.	3,180
41	Cabot Microelectronics Corp.	5,024
75	Cirrus Logic, Inc.(a)	5,670
55	Cree, Inc.(a)	2,372
213	First Solar, Inc.(a)	9,374
100	Ichor Holdings Ltd.(a)	2,490
217	Intel Corp.	13,016
76	NVIDIA Corp.	22,213
108	QUALCOMM, Inc.	8,496
58	Silicon Laboratories, Inc.(a)	5,639
149	Texas Instruments, Inc.	17,295
20	Universal Display Corp.	3,002

		98,819

	Software – 2.5%
31	Adobe, Inc.(a)	10,963
132	Autodesk, Inc.(a)	24,701
44	Blackbaud, Inc.	2,431
62	Bottomline Technologies, Inc.(a)	2,581
12	Citrix Systems, Inc.	1,740
20	Fair Isaac Corp.(a)	7,059
36	LogMeIn, Inc.	3,077
154	Microsoft Corp.	27,598
49	NortonLifeLock, Inc.	1,042
454	Oracle Corp.	24,048
56	PTC, Inc.(a)	3,878
41	Qualys, Inc.(a)	4,323
108	salesforce.com, Inc.(a)	17,491

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
132	Workday, Inc., Class A(a)	$20,315

		151,247

	Specialty Retail – 0.7%
51	Aaron’s, Inc.	1,627
135	American Eagle Outfitters, Inc.	1,073
51	Asbury Automotive Group, Inc.(a)	3,443
17	Best Buy Co., Inc.	1,304
25	Five Below, Inc.(a)	2,254
65	Home Depot, Inc. (The)	14,289
34	Lithia Motors, Inc., Class A	3,759
38	Lowe’s Cos., Inc.	3,981
37	Monro, Inc.	2,053
9	Tiffany & Co.	1,139
44	TJX Cos., Inc. (The)	2,158
48	Williams-Sonoma, Inc.	2,968

		40,048

	Technology Hardware, Storage & Peripherals – 0.6%
61	Apple, Inc.	17,922
518	Hewlett Packard Enterprise Co.	5,211
326	HP, Inc.	5,056
126	NCR Corp.(a)	2,586
39	NetApp, Inc.	1,707
31	Seagate Technology PLC	1,548
22	Western Digital Corp.	1,014
52	Xerox Holdings Corp.	951

		35,995

	Textiles, Apparel & Luxury Goods – 0.3%
30	Deckers Outdoor Corp.(a)	4,463
52	NIKE, Inc., Class B	4,534
643	Under Armour, Inc., Class A(a)	6,700
115	Wolverine World Wide, Inc.	2,356

		18,053

	Thrifts & Mortgage Finance – 0.1%
455	New York Community Bancorp, Inc.	4,941

	Trading Companies & Distributors – 0.2%
180	Fastenal Co.	6,520
37	GATX Corp.	2,194
19	W.W. Grainger, Inc.	5,236

		13,950

	Water Utilities – 0.3%
92	American Water Works Co., Inc.	11,196
122	Essential Utilities, Inc.	5,098

		16,294

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
82	Shenandoah Telecommunications Co.	$4,388

	Total Common Stocks (Identified Cost $2,765,813)	2,612,905

Principal Amount

Bonds and Notes – 14.1%

	Agency Commercial Mortgage-Backed Securities – 0.1%
$3,827	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	3,884

	Automotive – 0.2%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,302
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,132

		13,434

	Banking – 2.5%
8,000	American Express Co., 3.400%, 2/27/2023	8,372
8,000	American Express Co., 3.700%, 8/03/2023	8,488
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,212
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,101
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	6,558
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,256
7,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	7,405
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,156
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,820
4,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	4,166
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,003
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,409
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,280
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,424
8,000	KeyCorp, MTN, 2.250%, 4/06/2027	7,789
6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,472
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,392

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$5,157
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,046
8,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	8,377
8,000	Westpac Banking Corp., 2.750%, 1/11/2023	8,327

		149,210

	Brokerage – 0.2%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,354

	Cable Satellite – 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,532

	Construction Machinery – 0.1%
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,157

	Consumer Cyclical Services – 0.2%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,653
8,000	eBay, Inc., 3.800%, 3/09/2022	8,363

		12,016

	Electric – 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,529
4,000	Exelon Corp., 4.050%, 4/15/2030	4,567
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,730

		19,826

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,556

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,134

	Food & Beverage – 0.1%
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,606

	Government Owned - No Guarantee – 0.3%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,600

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – 0.3%
$7,000	Anthem, Inc., 4.101%, 3/01/2028	$7,833
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,192

		16,025

	Healthcare – 0.5%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,205
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,938
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,107
7,000	McKesson Corp., 3.950%, 2/16/2028	7,772
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,195
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,203

		31,420

	Independent Energy – 0.1%
6,000	EQT Corp., 3.000%, 10/01/2022	5,655

	Integrated Energy – 0.4%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,377
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,544
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,174

		22,095

	Life Insurance – 0.2%
8,000	American International Group, Inc., 4.125%, 2/15/2024	8,684
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,883

		11,567

	Midstream – 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,836
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,349

		16,185

	Mortgage Related – 3.2%
11,019	FHLMC, 3.000%, 6/01/2049	11,640
67,600	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	71,364

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$63,555	FNMA, 3.500%, with various maturities in 2049(c)	$67,081
23,782	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	25,312
11,493	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	12,382

		187,779

	Oil Field Services – 0.1%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,069

	Pharmaceuticals – 0.2%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,610
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,169

		13,779

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,482

	REITs - Office Property – 0.1%
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,999

	Restaurants – 0.1%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,561

	Technology – 1.0%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,487
4,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	4,176
8,000	HP, Inc., 4.650%, 12/09/2021	8,328
4,000	Intel Corp., 2.450%, 11/15/2029	4,237
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,414
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,269
8,000	Oracle Corp., 2.950%, 5/15/2025	8,592
7,000	QUALCOMM, Inc., 3.450%, 5/20/2025	7,688
8,000	VMware, Inc., 2.950%, 8/21/2022	8,117

		61,308

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – 2.6%
$7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	$8,901
15,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,443
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	28,857
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,231
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	19,837
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,904
5,000	U.S. Treasury Bond, 4.375%, 5/15/2041	8,066
5,000	U.S. Treasury Bond, 4.500%, 2/15/2036	7,737
12,000	U.S. Treasury Bond, 5.250%, 2/15/2029	16,833
7,000	U.S. Treasury Note, 1.125%, 9/30/2021	7,095
2,000	U.S. Treasury Note, 1.625%, 8/31/2022	2,065
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,388
12,000	U.S. Treasury Note, 2.125%, 12/31/2022	12,603

		155,960

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,081

	Wirelines – 0.4%
6,000	AT&T, Inc., 3.400%, 5/15/2025	6,354
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,687
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	6,941

		21,982

	Total Bonds and Notes (Identified Cost $804,840)	838,256

Shares
Exchange-Traded Funds – 10.8%
8,780	iShares® ESG MSCI EAFE ETF	492,997
4,967	iShares® ESG MSCI Emerging Markets ETF	146,030

	Total Exchange-Traded Funds (Identified Cost $713,625)	639,027

Affiliated Mutual Funds – 30.7%
26,782	Loomis Sayles Inflation Protected Securities Fund, Class N	301,299
29,160	Loomis Sayles Limited Term Government and Agency Fund, Class N	336,803

Information Classification: Limited Access

Shares	Description	Value (†)
Affiliated Mutual Funds – continued

38,855	Mirova Global Green Bond Fund, Class N	$406,422
71,741	Mirova International Sustainable Equity Fund, Class N	781,258

	Total Affiliated Mutual Funds (Identified Cost $1,840,702)	1,825,782

	Total Investments – 99.6% (Identified Cost $6,124,980)	5,915,970
	Other assets less liabilities – 0.4%	23,066

	Net Assets – 100.0%	$5,939,036

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

Information Classification: Limited Access

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Information Classification: Limited Access

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,480	$30,245	$62,607	$3,500	$7,681	$301,299	$523
Loomis Sayles Limited Term Government and Agency Fund, Class N	357,919	44,979	70,959	1,914	2,950	336,803	1,637
Mirova Global Green Bond Fund, Class N	429,745	43,755	59,962	3,439	(10,555)	406,422	1,175
Mirova International Sustainable Equity Fund, Class N	810,571	152,696	101,866	11,478	(91,621)	781,258	1,813

	$1,920,715	$271,675	$295,394	$20,331	$(91,545)	$1,825,782	$5,148

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,612,905	$—	$—	$2,612,905
Bonds and Notes*	—	838,256	—	838,256
Exchange-Traded Funds	639,027	—	—	639,027
Affiliated Mutual Funds	1,825,782	—	—	1,825,782

Total	$5,077,714	$838,256	$—	$5,915,970

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	67.9%
Fixed Income	31.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%